Net Pension Cost (Detail) - Pension ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost	₨ 7.6	$ 0.1	₨ 12.9	₨ 9.9
Interest cost	57.9	0.9	53.4	44.9
Expected return on plan assets	(23.6)	(0.4)	(26.1)	(32.1)
Actuarial (gains)/losses	16.7	0.2	17.7	155.1
Net pension cost	₨ 58.6	$ 0.8	₨ 57.9	₨ 177.8